Financial Instruments - Classification of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Cash and cash equivalents	$ 1,153,593	$ 818,166	$ 546,527
Trade receivables from provisional concentrate sales, net of fair value adjustment	41,545	3,518
Long-term investments - warrants held	3,265	785
Long-term investments - common shares held	407,230	98,190	$ 246,026
Trade receivables from sales of cobalt	3,472	1,199
Refundable deposit - 777 PMPA	10,163	9,413
Total financial assets	1,621,961	932,771
Financial liabilities
Accounts payable and accrued liabilities	22,557	13,553
Total financial liabilities	22,557	13,553
Financial liabilities at amortised cost, category [member]
Financial liabilities
Accounts payable and accrued liabilities	22,557	13,553
Financial assets at fair value through net earnings, category [member]
Financial assets
Cash and cash equivalents	1,153,593	818,166
Trade receivables from provisional concentrate sales, net of fair value adjustment	41,545	3,518
Long-term investments - warrants held	3,265	785
Financial assets at fair value through other comprehensive income, category [member]
Financial assets
Long-term investments - common shares held	407,230	98,190
Financial assets at amortized cost, category [member]
Financial assets
Trade receivables from sales of cobalt	3,472	1,199
Refundable deposit - 777 PMPA	10,163	9,413
Other	$ 2,693	$ 1,500